Cash and deposits with financial institutions (Tables)	9 Months Ended
Jul. 31, 2026
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	July 31 2026		April 30 2026		October 31 2025
Cash and non-interest-bearing deposits with financial institutions	$10,329		$9,103		$10,256
Interest-bearing deposits with financial institutions	52,126		70,198		55,711
Total	$62,455	(1)	$79,301	(1)	$65,967	(1)
(1)	Net of allowances of $3 (April 3 0 , 2026 – $3; October 31, 2025 – $4).